Share Capital and Share Premium (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of classes of share capital [abstract]
Authorised share capital
	June 30,	December 31,
	2018	2017
Authorised share capital:
500,000,000 Common Shares of par value $0.004 each	2,000	2,000
100,000,000 Class B common shares of par value $0.001 each	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100
Total authorised share capital	2,200	2,200

Common shares issued and fully paid
Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2018	31,630,419	126
Issued during the period for share based compensation (Note 9)	33,274	-
Issuance of common stocks due to exercise of warrants	375,000	2
As at June 30, 2018	32,038,693	128
Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2017	2,627,674	10
Issued during the period for share based compensation (Note 9)	2,599	-
Issuance of common stocks (Note 4)	25,000,000	100
Issuance of common stocks due to exercise of warrants	7,000	-
As at June 30, 2017	27,637,273	110